Mainland China Contribution Plan	12 Months Ended
Feb. 28, 2025
Retirement Benefits [Abstract]
Mainland China Contribution Plan

19. MAINLAND CHINA CONTRIBUTION PLAN

Full time employees of the Group in the PRC participate in a government-mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. The PRC labor regulations require the Group to accrue for these benefits based on certain percentages of the employees’ salaries. The total contributions for such employee benefits were RMB4,885, RMB4,416 and RMB6,692 (US$919) for the years ended February 28, 2023, February 29, 2024 and February 28, 2025, respectively.